Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Revenue	$ 3,344	$ 73	$ 0
Research and development	(10,457)	(11,916)	(17,056)
General and administrative	(7,619)	(10,354)	(8,208)
Operating loss	(14,732)	(22,197)	(25,264)
Finance income	6,500	963	2,831
Finance expenses	(3,123)	(1,681)	(1,508)
Net loss before tax	(11,355)	(22,915)	(23,941)
Total income tax benefit for the year	788	790	772
Net loss for the year	(10,567)	(22,125)	(23,169)
Net loss attributable to shareholders of Evaxion Biotech A/S	(10,567)	(22,125)	(23,169)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on translation of foreign operations	(14)	(57)	(25)
Exchange rate adjustments of investments in subsidiaries	(5)	3	(3)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on currency translation to presentation currency	197	(68)	(2,307)
Other comprehensive income/(loss) for the year, net of tax	178	(122)	(2,335)
Total comprehensive loss	(10,389)	(22,247)	(25,521)
Total comprehensive loss attributable to shareholders of Evaxion Biotech A/S	$ (10,389)	$ (22,247)	$ (25,521)
Loss per share – basic and diluted (in dollars per share)	$ (0.2)	$ (0.81)	$ (0.98)